Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

October 31, 2019

XS1-QTLY-1219
1.967991.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 16.6%
Entertainment - 3.8%
Activision Blizzard, Inc.	863,648	$48,390,197
Netflix, Inc. (a)	259,924	74,704,757
Nintendo Co. Ltd.	14,000	5,135,025
Nintendo Co. Ltd. ADR	48,656	2,263,477
Sea Ltd. ADR (a)	797,931	23,746,427
Take-Two Interactive Software, Inc. (a)	51,679	6,219,568
The Walt Disney Co.	449,945	58,456,854
Ubisoft Entertainment SA (a)	12,100	714,432
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,128,633	7,414,860
		227,045,597
Interactive Media & Services - 12.6%
Alphabet, Inc. Class A (a)	347,313	437,197,600
CarGurus, Inc. Class A (a)	148,463	4,986,872
Facebook, Inc. Class A (a)	1,340,710	256,947,072
Match Group, Inc. (e)	156,169	11,398,775
Snap, Inc. Class A (a)(e)	622,815	9,379,594
Tencent Holdings Ltd.	534,300	21,672,767
		741,582,680
Media - 0.0%
Sinclair Broadcast Group, Inc. Class A	71,923	2,865,412
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	140,038	11,575,541

TOTAL COMMUNICATION SERVICES		983,069,230

CONSUMER DISCRETIONARY - 22.9%
Auto Components - 0.0%
Lear Corp.	14,900	1,754,773
Automobiles - 1.7%
Ferrari NV	7,791	1,247,495
Tesla, Inc. (a)(e)	316,407	99,642,892
		100,890,387
Diversified Consumer Services - 0.1%
Afya Ltd.	101,352	2,736,504
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (a)	17,042	13,261,403
Churchill Downs, Inc.	31,752	4,127,442
Eldorado Resorts, Inc. (a)	302,818	13,557,162
Kambi Group PLC (a)	139,481	2,304,050
MGM Mirage, Inc.	83,908	2,391,378
Penn National Gaming, Inc. (a)	308,900	6,584,204
Planet Fitness, Inc. (a)	187,448	11,932,940
Restaurant Brands International, Inc.	315,170	20,619,694
Royal Caribbean Cruises Ltd.	71,816	7,815,735
Shake Shack, Inc. Class A (a)	74,230	6,107,644
Starbucks Corp.	302,039	25,540,418
Vail Resorts, Inc.	26,476	6,152,228
Wynn Resorts Ltd.	138,649	16,823,670
		137,217,968
Household Durables - 0.3%
D.R. Horton, Inc.	93,685	4,906,283
Roku, Inc. Class A (a)(e)	90,055	13,256,096
		18,162,379
Internet & Direct Marketing Retail - 9.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	271,588	47,981,452
Amazon.com, Inc. (a)	204,980	364,179,767
JD.com, Inc. sponsored ADR (a)	291,140	9,069,011
MercadoLibre, Inc. (a)	26,382	13,758,741
Ocado Group PLC (a)	133,963	2,306,200
Pinduoduo, Inc. ADR (a)	730,998	29,883,198
The Booking Holdings, Inc. (a)	22,712	46,531,664
The Honest Co., Inc. (a)(c)(d)	71,609	1,050,504
The RealReal, Inc. (e)	796,129	18,398,541
Wayfair LLC Class A (a)	152,088	12,506,196
		545,665,274
Leisure Products - 0.1%
Peloton Interactive, Inc.	377,252	8,104,505
Multiline Retail - 1.3%
Dollar General Corp.	41,725	6,690,187
Dollar Tree, Inc. (a)	465,161	51,353,774
Dollarama, Inc.	116,502	3,919,371
Ollie's Bargain Outlet Holdings, Inc. (a)	82,628	5,278,277
Target Corp.	92,861	9,927,770
		77,169,379
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	346,595	5,330,631
Best Buy Co., Inc.	8,300	596,189
Burlington Stores, Inc. (a)	80,603	15,489,479
Carvana Co. Class A (a)(e)	227,178	18,419,592
Five Below, Inc. (a)	73,484	9,193,583
Floor & Decor Holdings, Inc. Class A (a)	263,940	12,096,370
Lowe's Companies, Inc.	543,106	60,616,061
RH (a)(e)	286,104	51,985,097
The Children's Place Retail Stores, Inc.	33,040	2,706,306
The Home Depot, Inc.	219,803	51,561,388
TJX Companies, Inc.	116,397	6,710,287
Urban Outfitters, Inc. (a)	48,729	1,398,522
		236,103,505
Textiles, Apparel & Luxury Goods - 3.8%
adidas AG	35,795	11,052,451
Allbirds, Inc. (a)(c)(d)	8,081	400,494
Burberry Group PLC	45,266	1,198,506
Capri Holdings Ltd. (a)	85,213	2,647,568
Crocs, Inc. (a)	270,112	9,451,219
Deckers Outdoor Corp. (a)	25,195	3,852,316
lululemon athletica, Inc. (a)	547,094	111,754,891
LVMH Moet Hennessy Louis Vuitton SE	19,461	8,310,937
Moncler SpA	180,123	6,938,781
NIKE, Inc. Class B	566,613	50,740,194
PVH Corp.	128,320	11,184,371
Tory Burch LLC (a)(b)(c)(d)	106,817	6,478,451
		224,010,179

TOTAL CONSUMER DISCRETIONARY		1,351,814,853

CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Budweiser Brewing Co. APAC Ltd. (a)(f)	760,800	2,762,185
Fever-Tree Drinks PLC	230,979	5,565,095
Monster Beverage Corp. (a)	150,733	8,460,643
		16,787,923
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	655,261	17,495,469
Costco Wholesale Corp.	79,856	23,726,016
Grocery Outlet Holding Corp.	112,840	3,599,596
Walmart, Inc.	65,975	7,736,229
		52,557,310
Food Products - 0.2%
Campbell Soup Co. (e)	51,664	2,392,560
JBS SA	116,300	820,378
Nestle SA (Reg. S)	23,445	2,508,178
Tyson Foods, Inc. Class A	51,483	4,262,278
		9,983,394
Household Products - 0.0%
Energizer Holdings, Inc.	77,414	3,289,321
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	49,129	9,151,259
Herbalife Nutrition Ltd. (a)	13,300	594,111
		9,745,370
Tobacco - 0.7%
Altria Group, Inc.	917,384	41,089,629
JUUL Labs, Inc. Class B (a)(c)(d)	2,450	337,978
		41,427,607

TOTAL CONSUMER STAPLES		133,790,925

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Hess Corp.	78,179	5,140,269
Reliance Industries Ltd.	1,005,621	20,712,196
		25,852,465
FINANCIALS - 1.0%
Banks - 0.4%
Bank of America Corp.	352,895	11,035,027
Citigroup, Inc.	73,800	5,303,268
IndusInd Bank Ltd.	44,055	814,314
Kotak Mahindra Bank Ltd.	183,676	4,070,936
Wells Fargo & Co.	35,875	1,852,226
		23,075,771
Capital Markets - 0.3%
HDFC Asset Management Co. Ltd. (f)	403	16,975
London Stock Exchange Group PLC	36,721	3,309,254
Moody's Corp.	17,265	3,810,213
MSCI, Inc.	32,955	7,729,925
S&P Global, Inc.	2,351	606,534
		15,472,901
Consumer Finance - 0.0%
Oportun Finance Corp.	138,829	2,014,131
Insurance - 0.2%
eHealth, Inc. (a)	168,537	11,635,794
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. (a)(e)	25,728	9,258,221

TOTAL FINANCIALS		61,456,818

HEALTH CARE - 12.0%
Biotechnology - 4.8%
AbbVie, Inc.	357,683	28,453,683
ACADIA Pharmaceuticals, Inc. (a)	91,257	3,870,209
Acceleron Pharma, Inc. (a)	89,320	4,007,788
Agios Pharmaceuticals, Inc. (a)	138,411	4,163,403
Aimmune Therapeutics, Inc. (a)(e)	150,982	4,200,319
Alexion Pharmaceuticals, Inc. (a)	256,357	27,020,028
Allakos, Inc. (a)	37,930	2,601,998
Alnylam Pharmaceuticals, Inc. (a)	358,481	31,094,642
AnaptysBio, Inc. (a)	47,373	1,786,910
Argenx SE ADR (a)	11,337	1,388,329
Ascendis Pharma A/S sponsored ADR (a)	132,696	14,673,524
Axcella Health, Inc.	134,644	705,144
BeiGene Ltd. (a)	148,600	1,578,771
BeiGene Ltd. ADR (a)	39,006	5,396,090
BioNTech SE ADR (a)	58,918	991,001
bluebird bio, Inc. (a)	130,078	10,536,318
Blueprint Medicines Corp. (a)	29,996	2,064,925
Bridgebio Pharma, Inc.	38,934	880,298
Cibus Corp. Series C (a)(b)(c)(d)	1,125,194	1,710,295
Coherus BioSciences, Inc. (a)	181,470	3,152,134
Crinetics Pharmaceuticals, Inc. (a)	81,548	1,436,060
CytomX Therapeutics, Inc. (a)(f)	137,854	845,045
FibroGen, Inc. (a)	90,586	3,546,442
Global Blood Therapeutics, Inc. (a)	134,695	6,458,625
Intercept Pharmaceuticals, Inc. (a)	112,992	8,223,558
Ionis Pharmaceuticals, Inc. (a)	73,266	4,082,382
Morphic Holding, Inc.	43,594	610,316
Natera, Inc. (a)	184,171	7,094,267
Neurocrine Biosciences, Inc. (a)	159,788	15,897,308
Principia Biopharma, Inc. (a)	44,107	1,557,418
Sage Therapeutics, Inc. (a)	150,467	20,410,849
Sarepta Therapeutics, Inc. (a)	109,836	9,122,978
Scholar Rock Holding Corp. (a)	43,080	398,490
Seattle Genetics, Inc. (a)	7,100	762,540
The Medicines Company (a)	180,503	9,474,602
Turning Point Therapeutics, Inc.	127,349	4,885,108
Vertex Pharmaceuticals, Inc. (a)	138,462	27,066,552
Xencor, Inc. (a)	114,918	3,931,345
Zai Lab Ltd. ADR (a)	128,089	4,328,127
		280,407,821
Health Care Equipment & Supplies - 3.1%
Axonics Modulation Technologies, Inc. (a)	73,620	1,819,886
Becton, Dickinson & Co.	26,526	6,790,656
Boston Scientific Corp. (a)	1,421,049	59,257,743
Danaher Corp.	86,579	11,932,318
DexCom, Inc. (a)	81,315	12,542,026
Edwards Lifesciences Corp. (a)	30,000	7,151,400
InMode Ltd. (a)(e)	27,009	830,797
Insulet Corp. (a)	89,098	12,947,721
Intuitive Surgical, Inc. (a)	99,446	54,988,666
Novocure Ltd. (a)	65,807	4,714,413
Shockwave Medical, Inc. (a)	143,433	4,879,591
Tandem Diabetes Care, Inc. (a)	88,217	5,432,403
TransMedics Group, Inc.	87,028	1,561,282
		184,848,902
Health Care Providers & Services - 1.8%
Guardant Health, Inc.	66,480	4,620,360
Humana, Inc.	37,709	11,093,988
Notre Dame Intermedica Participacoes SA	221,900	3,319,786
UnitedHealth Group, Inc.	343,028	86,683,176
		105,717,310
Health Care Technology - 0.0%
Livongo Health, Inc. (e)	14,158	305,671
Phreesia, Inc. (e)	59,630	1,766,837
		2,072,508
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	45,293	2,626,994
Adaptive Biotechnologies Corp. (e)	24,987	651,286
IQVIA Holdings, Inc. (a)	29,346	4,238,149
Thermo Fisher Scientific, Inc.	100,338	30,300,069
		37,816,498
Pharmaceuticals - 1.7%
Akcea Therapeutics, Inc. (a)	43,691	800,856
AstraZeneca PLC sponsored ADR	556,235	27,272,202
Bristol-Myers Squibb Co.	432,263	24,798,928
Chiasma, Inc. warrants 12/16/24 (a)	23,784	36,946
Hansoh Pharmaceutical Group Co. Ltd. (f)	730,000	2,217,783
Horizon Pharma PLC (a)	46,699	1,350,068
Merck & Co., Inc.	49,695	4,306,569
MyoKardia, Inc. (a)	25,655	1,470,801
Nektar Therapeutics (a)	178,551	3,057,686
OptiNose, Inc. (a)(e)	207,279	1,620,922
Roche Holding AG (participation certificate)	12,951	3,897,681
Zoetis, Inc. Class A	218,279	27,922,250
Zogenix, Inc. (a)	45,916	2,050,149
		100,802,841

TOTAL HEALTH CARE		711,665,880

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.2%
Elbit Systems Ltd.	13,488	2,210,818
General Dynamics Corp.	21,228	3,753,110
Lockheed Martin Corp.	74,133	27,924,418
Northrop Grumman Corp.	36,981	13,035,063
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	22,703	4,858,442
Class C (a)(c)(d)	686	146,804
The Boeing Co.	58,918	20,026,817
United Technologies Corp.	8,500	1,220,430
		73,175,902
Airlines - 0.3%
Spirit Airlines, Inc. (a)	447,540	16,809,602
Commercial Services & Supplies - 0.1%
HomeServe PLC	361,099	5,421,218
Industrial Conglomerates - 1.4%
General Electric Co.	7,295,537	72,809,459
Honeywell International, Inc.	67,099	11,590,010
		84,399,469
Machinery - 0.1%
Fanuc Corp.	6,100	1,203,221
Fortive Corp.	33,300	2,297,700
Rational AG	3,306	2,516,502
		6,017,423
Professional Services - 0.1%
Equifax, Inc.	33,987	4,646,363
Road & Rail - 2.7%
Knight-Swift Transportation Holdings, Inc. Class A	372,752	13,590,538
Lyft, Inc.	1,564,319	64,825,379
Uber Technologies, Inc.	2,600,925	81,109,846
		159,525,763

TOTAL INDUSTRIALS		349,995,740

INFORMATION TECHNOLOGY - 34.7%
Electronic Equipment & Components - 0.1%
Coherent, Inc. (a)	22,296	3,320,320
Flextronics International Ltd. (a)	205,000	2,408,750
		5,729,070
IT Services - 6.8%
Akamai Technologies, Inc. (a)	131,224	11,350,876
Black Knight, Inc. (a)	96,838	6,217,000
Endava PLC ADR (a)	71,824	3,089,150
Fidelity National Information Services, Inc.	44,628	5,880,185
Fiserv, Inc. (a)	23,471	2,491,212
GDS Holdings Ltd. ADR (a)	42,233	1,760,271
GoDaddy, Inc. (a)	16,900	1,099,007
MasterCard, Inc. Class A	371,081	102,718,932
MongoDB, Inc. Class A (a)	36,980	4,724,935
Okta, Inc. (a)	148,800	16,229,616
PagSeguro Digital Ltd. (a)	215,642	7,996,005
PayPal Holdings, Inc. (a)	499,862	52,035,634
Riskified Ltd. warrants (a)(c)(d)	692	1
Shopify, Inc. Class A (a)	84,014	26,344,076
Twilio, Inc. Class A (a)(e)	118,670	11,458,775
Visa, Inc. Class A	785,121	140,426,742
Wix.com Ltd. (a)	46,711	5,702,012
		399,524,429
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. (a)	826,852	28,055,088
Applied Materials, Inc.	127,772	6,932,909
ASML Holding NV	25,798	6,758,302
Inphi Corp. (a)	131,956	9,484,997
Lam Research Corp.	149,499	40,520,209
Marvell Technology Group Ltd.	6,211,779	151,505,290
Microchip Technology, Inc. (e)	40,711	3,838,640
Micron Technology, Inc. (a)	1,189,386	56,555,304
Monolithic Power Systems, Inc.	32,530	4,876,898
NVIDIA Corp.	591,799	118,963,435
NXP Semiconductors NV	719,735	81,819,475
Qorvo, Inc. (a)	34,534	2,792,419
Qualcomm, Inc.	1,106,608	89,015,548
SolarEdge Technologies, Inc. (a)	33,600	2,854,656
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	84,369	4,355,971
Universal Display Corp.	26,273	5,259,329
		613,588,470
Software - 11.3%
Adobe, Inc. (a)	223,771	62,192,674
Atlassian Corp. PLC (a)	25,758	3,111,309
Atom Tickets LLC (a)(b)(c)(d)	344,068	509,221
Cloudflare, Inc.	428,680	6,497,074
Coupa Software, Inc. (a)	47,214	6,491,453
Elastic NV	135,650	9,768,157
HubSpot, Inc. (a)	50,592	7,846,819
Intuit, Inc.	39,987	10,296,653
Lightspeed POS, Inc. (a)	187,333	4,887,072
LivePerson, Inc. (a)	114,655	4,706,588
Microsoft Corp.	2,253,000	323,012,610
Paycom Software, Inc. (a)	40,635	8,595,522
RingCentral, Inc. (a)	83,939	13,557,827
Salesforce.com, Inc. (a)	937,870	146,767,276
ServiceNow, Inc. (a)	75,223	18,599,639
Synopsys, Inc. (a)	19,389	2,632,057
Tanium, Inc. Class B (a)(c)(d)	151,000	1,272,930
The Trade Desk, Inc. (a)	65,189	13,089,951
Workday, Inc. Class A (a)	131,180	21,272,149
Zendesk, Inc. (a)	9,100	642,915
		665,749,896
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	1,394,634	346,929,154
Western Digital Corp.	293,576	15,163,200
		362,092,354

TOTAL INFORMATION TECHNOLOGY		2,046,684,219

MATERIALS - 0.1%
Chemicals - 0.1%
Livent Corp.	83,700	574,182
The Chemours Co. LLC	265,015	4,348,896
		4,923,078
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	1,065,661	7,012,049
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(e)	137,581	2,392,534

TOTAL REAL ESTATE		9,404,583

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	14,193	3,382,760
ORSTED A/S (f)	8,688	762,087
		4,144,847
TOTAL COMMON STOCKS
(Cost $3,235,787,896)		5,682,802,638

Preferred Stocks - 3.1%
Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(b)(c)(d)	32,826	4,678,362
Neutron Holdings, Inc. Series C (a)(c)(d)	12,405,800	3,008,407
Topgolf International, Inc. Series F (a)(c)(d)	106,191	1,648,084
		9,334,853
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series B (a)(c)(d)	129,280	3,971,482
The Honest Co., Inc.:
Series C (a)(c)(d)	167,087	6,457,913
Series D (a)(c)(d)	27,712	1,268,101
Series E (a)(c)(d)	143,059	2,803,956
		14,501,452
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	3,189	158,047
Series B (c)(d)	560	27,754
Series C (c)(d)	5,355	265,394
		451,195
TOTAL CONSUMER DISCRETIONARY		24,287,500
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.2%
Sweetgreen, Inc. Series H (c)(d)	725,140	12,399,894
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	266,499	1,433,765
Tobacco - 1.6%
JUUL Labs, Inc.:
Series C (a)(c)(d)	660,029	91,051,001
Series D (a)(c)(d)	5,110	704,925
		91,755,926
TOTAL CONSUMER STAPLES		105,589,585
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	195,114	2,401,853
Generation Bio Series B (a)(c)(d)	110,000	999,900
Immunocore Ltd. Series A (a)(c)(d)	4,035	508,875
		3,910,628
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	813,618	4,320,312
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	1,069	449,718
TOTAL HEALTH CARE		8,680,658
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	42,650	9,127,100
Series H (a)(c)(d)	6,348	1,358,472
		10,485,572
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	253,888	820,058
TOTAL INDUSTRIALS		11,305,630
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(c)(d)	34,750	4,676,308
Starry, Inc. Series C (a)(c)(d)	1,477,502	2,112,828
		6,789,136
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	307,049	296,302
Riskified Ltd. Series E (c)(d)	3,300	784,938
		1,081,240
Software - 0.3%
Compass, Inc. Series E (a)(c)(d)	13,605	2,149,779
Dataminr, Inc. Series D (a)(c)(d)	115,901	1,772,126
Delphix Corp. Series D (a)(c)(d)	242,876	1,879,860
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	922,232	9
Malwarebytes Corp. Series B (a)(c)(d)	329,349	5,621,987
Taboola.Com Ltd. Series E (a)(c)(d)	289,958	6,312,386
		17,736,147
TOTAL INFORMATION TECHNOLOGY		25,606,523

TOTAL CONVERTIBLE PREFERRED STOCKS		175,469,896

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	1,715	84,995
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	9,636	4,053,769

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,138,764

TOTAL PREFERRED STOCKS
(Cost $70,433,559)		179,608,660

Money Market Funds - 4.3%
Fidelity Cash Central Fund 1.83% (g)	87,535,525	87,553,032
Fidelity Securities Lending Cash Central Fund 1.84% (g)(h)	168,008,740	168,025,541
TOTAL MONEY MARKET FUNDS
(Cost $255,578,573)		255,578,573
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $3,561,800,028)		6,117,989,871
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(212,613,898)
NET ASSETS - 100%		$5,905,375,973

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $210,800,689 or 3.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,604,075 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
Agbiome LLC Series C	6/29/18	$1,687,925
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc.	10/9/18	$94,043
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$553,578
Atom Tickets LLC	8/15/17	$2,061,951
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cibus Corp. Series C	2/16/18 - 5/10/19	$2,024,363
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Generation Bio Series B	2/21/18	$1,006,027
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 5/15/19	$4,593,273
Mulberry Health, Inc. Series A-8	1/20/16	$5,495,786
Neutron Holdings, Inc. Series C	7/3/18	$2,268,276
Reddit, Inc. Series B	7/26/17	$1,835,324
Riskified Ltd. warrants	10/28/19	$1
Riskified Ltd. Series E	10/28/19	$784,938
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Starry, Inc. Series C	12/8/17	$1,362,257
Sweetgreen, Inc. Series H	11/9/18	$9,455,826
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,722,318
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,994,176
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,217
Fidelity Securities Lending Cash Central Fund	673,126
Total	$822,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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